Intangible Assets and Goodwill (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash-generating units [member]
Intangible Assets and Goodwill
Goodwill		R$ 3,713,863	R$ 3,711,721
Content & EdTech Platform | Cash-generating units [member]
Intangible Assets and Goodwill
Goodwill		3,676,176	3,674,034
Digital Services Platform | Livraria Livro Facil Ltda.("Livro Fácil") | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Intangible Assets and Goodwill
Goodwill considered on acquisition		10,728
Digital Services Platform | Cash-generating units [member]
Intangible Assets and Goodwill
Goodwill	[1]	R$ 37,687	R$ 37,687

[1]	Considers the goodwill of R$ 10,728 on the acquisition of the entity Livro Fácil Ltda., merged into Somos Sistemas de Ensino on September 30, 2023, as mentioned in note 1.2(b).